LAND USE RIGHTS, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2013	Jan. 31, 2013	Jan. 29, 2014	Oct. 16, 2013	Mar. 31, 2013	Jun. 30, 2012
Land Use Rights [Line Items]
Payment for land use rights	$ 50,541	$ 64,297	$ 53,830
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	2031-03
Additional land premium					2,449
Payment for land use rights				2,449
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	2033-08
Additional land premium						23,344		23,344
Payment for land use rights							8,736
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	2026-10
Additional land premium									$ 35,316